Organization and Principal Activities (Details)						6 Months Ended
	Mar. 18, 2026 CNY (¥) shares	Mar. 18, 2026 USD ($) $ / shares shares	Nov. 05, 2025	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jan. 01, 2026 CNY (¥)	Jan. 01, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Organization and Principal Activities [Line Items]
Date of incorporation						Feb. 10, 2022	Feb. 10, 2022
Revenues						¥ 9,563,103	$ 1,367,506	¥ 17,378,596
Percentage of service fee of profit before tax						100.00%	100.00%
Amount of execute material contract of VIE						¥ 100,000
Amount of acquire or invest or sell assets of VIE						¥ 100,000
Percentage of granted option to purchase of assets						50.00%					50.00%
Net loss						¥ (11,431,207)	$ (1,634,641)	(2,837,220)
Accumulated deficits						(61,193,004)					$ (8,750,483)	¥ (49,761,797)
Net cash provided by operating activities						(10,918,105)
Cash and cash equivalents						727,489					104,030	11,351,952
Working capital						2,481,277
Short-term borrowings						19,500,000					2,788,463	30,000,000
Long-term borrowings						2,200,000					$ 314,596
U.S. Subsidiary [Member]
Organization and Principal Activities [Line Items]
Revenues						¥ 7,676,339		¥ 15,699,183
Percentage of total revenue						80.30%	80.30%	90.30%
Hangzhou Shunxing [Member]
Organization and Principal Activities [Line Items]
Nominal consideration						¥ 1
Youba Tech [Member]
Organization and Principal Activities [Line Items]
Equity interest						50.00%	50.00%
Webus Travel Agency [Member]
Organization and Principal Activities [Line Items]
Equity interest			100.00%
Wetour Travel Tech LLC (“Wetour”) [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest						100.00%					100.00%
Youbus International Limited (“Youbus International”) [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest						100.00%					100.00%
Webus Hongkong Limited (“Webus HK”) [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest						100.00%					100.00%
Webus Travel Agency [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest			100.00%
Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Net loss
Line of Credit [Member]
Organization and Principal Activities [Line Items]
Lines of credit						32,200,000
Short-Term Debt [Member]
Organization and Principal Activities [Line Items]
Short-term borrowings						¥ 19,500,000
Description of maturity term						maturity date ranging from June 11, 2026 to September 3, 2026	maturity date ranging from June 11, 2026 to September 3, 2026
Long-Term Debt [Member]
Organization and Principal Activities [Line Items]
Description of maturity term						maturity date ranging from August 13, 2026 to August 31, 2026	maturity date ranging from August 13, 2026 to August 31, 2026
Long-term borrowings						¥ 2,200,000
Subsequent Event [Member] | Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Shares issued (in Shares) | shares	60,000,000	60,000,000
Gross proceeds	¥ 36,084,396	$ 5,160,000
Purchase price per share (in Dollars per share) | $ / shares		$ 0.086
Subsequent Event [Member] | Third Party [Member]
Organization and Principal Activities [Line Items]
Receivables from third parties									¥ 10,489,650	$ 1,500,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Line of credit facility, maturity date						Sep. 03, 2026	Sep. 03, 2026
Maximum [Member]
Organization and Principal Activities [Line Items]
Line of credit facility, maturity date						Sep. 07, 2027	Sep. 07, 2027
IPO [Member]
Organization and Principal Activities [Line Items]
Gross proceeds from initial public offering				¥ 58,262,400	$ 8,000,000